Geographical and business segment reporting - Geographical Segments (Details) € in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€) item segment	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Dec. 31, 2014 EUR (€)
Geographical segments
Number of segments | segment	5
Number of operating areas | item	4
(Condensed) balance sheet
TOTAL ASSETS	€ 1,444,305	€ 1,339,125	€ 1,340,260
Loans and advances to customers	848,915	790,470	790,848
Cash, Cash balances at Central Banks and other deposits on demand, Central Banks and Credit institutions	188,425	153,141	160,281
Debt instruments	199,351	191,312	180,130
Other financial Assets	84,319	92,573	100,428
Other asset accounts	123,295	111,629	108,573
TOTAL LIABILITIES	1,337,472	1,236,426	1,241,507
Customer deposits	777,730	691,111	683,142
Central Banks and Credit institutions	190,314	149,398	175,373
Debt instruments	217,966	228,869	226,160
Other financial liabilities	107,299	123,890	114,655
Other liabilities accounts	44,163	43,158	42,177
Total Equity	106,833	102,699	98,753	€ 89,714
Other customer funds under management	166,574	159,260	140,741
Investment funds	135,750	129,930	109,028
Pension funds	11,566	11,298	11,376
Assets under management	19,258	18,032	20,337
(Condensed) income statement
INTEREST INCOME / (CHARGES)	34,296	31,089	32,812
Income from equity instruments	384	413	455
Income from companies accounted for using the equity method	704	444	375
Net fee and commission income (expense)	11,597	10,180	10,033
Other income	1,665	2,101	2,386
Other operating income (expenses)	(291)	5	(166)
Total income	48,355	44,232	45,895
Administrative expenses and depreciation	(22,993)	(21,101)	(21,720)
Provisions or reversal of provisions	(3,058)	(2,508)	(3,106)
Impairment losses on financial assets	(9,259)	(9,626)	(10,652)
Impairment losses on other assets	(1,273)	(140)	(1,092)
Other income and charges	319	(89)	222
Operating profit / (loss) before tax	12,091	10,768	9,547
Income tax	(3,884)	(3,282)	(2,213)
Profit from continuing operations	8,207	7,486	7,334
CONSOLIDATED PROFIT FOR THE YEAR	8,207	7,486	7,334
Profit attributable to non-controlling interests	1,588	1,282	1,368
PROFIT ATTRIBUTABLE TO THE PARENT	6,619	6,204	5,966
Revenue
Total revenue	74,182	74,159	71,896
Intra-Group eliminations
(Condensed) balance sheet
TOTAL ASSETS	(150,181)	(126,282)	(128,143)
Loans and advances to customers	(978)
Cash, Cash balances at Central Banks and other deposits on demand, Central Banks and Credit institutions	(66,157)	(47,744)	(50,980)
Other asset accounts	(83,046)	(78,538)	(77,163)
TOTAL LIABILITIES	(67,135)	(47,745)	(50,980)
Central Banks and Credit institutions	(67,135)	(47,745)	(50,980)
Total Equity	(83,046)	(78,537)	(77,163)
Revenue
Total revenue	(4,808)	(5,468)	(6,862)
Continental Europe
(Condensed) income statement
INTEREST INCOME / (CHARGES)	9,270	8,161	8,006
Income from equity instruments	274	272	277
Income from companies accounted for using the equity method	378	168	120
Net fee and commission income (expense)	4,171	3,497	3,417
Other income	626	818	1,186
Other operating income (expenses)	(256)	(110)	(178)
Total income	14,463	12,806	12,828
Administrative expenses and depreciation	(7,688)	(6,781)	(6,735)
Provisions or reversal of provisions	(990)	(444)	(352)
Impairment losses on financial assets	(1,111)	(1,383)	(2,083)
Impairment losses on other assets	(189)	(36)	(172)
Other income and charges	(115)	(150)	(120)
Operating profit / (loss) before tax	4,370	4,012	3,366
Income tax	(1,158)	(1,083)	(887)
Profit from continuing operations	3,212	2,929	2,479
CONSOLIDATED PROFIT FOR THE YEAR	3,212	2,929	2,479
Profit attributable to non-controlling interests	381	330	261
PROFIT ATTRIBUTABLE TO THE PARENT	2,831	2,599	2,218
Revenue
Total revenue	19,041	16,567	17,653
Continental Europe | Operating segment
(Condensed) balance sheet
TOTAL ASSETS	694,697	520,134	538,645
Loans and advances to customers	382,855	297,214	287,252
Cash, Cash balances at Central Banks and other deposits on demand, Central Banks and Credit institutions	128,185	77,232	92,414
Debt instruments	100,188	80,639	85,665
Other financial Assets	39,918	40,689	46,681
Other asset accounts	43,551	24,360	26,633
TOTAL LIABILITIES	651,724	486,644	502,799
Customer deposits	354,272	269,934	263,462
Central Banks and Credit institutions	172,987	105,152	132,688
Debt instruments	61,214	53,064	51,103
Other financial liabilities	45,920	49,042	49,798
Other liabilities accounts	17,331	9,452	5,748
Total Equity	42,973	33,490	35,846
Other customer funds under management	74,314	65,834	64,433
Investment funds	52,320	46,229	44,393
Pension funds	11,566	11,298	11,376
Assets under management	10,428	8,307	8,664
Revenue
Total revenue	19,545	16,803	18,075
Continental Europe | Intra-Group eliminations
Revenue
Total revenue	(504)	(236)	(422)
United Kingdom
(Condensed) income statement
INTEREST INCOME / (CHARGES)	4,364	4,405	4,942
Income from equity instruments	1	1	1
Income from companies accounted for using the equity method	32	16	10
Net fee and commission income (expense)	1,003	1,031	1,091
Other income	282	319	302
Other operating income (expenses)	34	44	37
Total income	5,716	5,816	6,383
Administrative expenses and depreciation	(2,862)	(2,967)	(3,357)
Provisions or reversal of provisions	(429)	(276)	(351)
Impairment losses on financial assets	(205)	(58)	(107)
Impairment losses on other assets	(50)	(64)	(9)
Other income and charges	14	1	5
Operating profit / (loss) before tax	2,184	2,452	2,564
Income tax	(661)	(736)	(556)
Profit from continuing operations	1,523	1,716	2,008
CONSOLIDATED PROFIT FOR THE YEAR	1,523	1,716	2,008
Profit attributable to non-controlling interests	25	36	37
PROFIT ATTRIBUTABLE TO THE PARENT	1,498	1,680	1,971
Revenue
Total revenue	8,837	9,626	10,970
United Kingdom | Operating segment
(Condensed) balance sheet
TOTAL ASSETS	361,230	354,960	383,155
Loans and advances to customers	243,616	251,251	282,673
Cash, Cash balances at Central Banks and other deposits on demand, Central Banks and Credit institutions	56,762	36,643	38,509
Debt instruments	26,188	28,045	20,308
Other financial Assets	24,690	26,819	32,871
Other asset accounts	9,974	12,202	8,794
TOTAL LIABILITIES	344,926	337,945	365,792
Customer deposits	230,504	212,113	231,947
Central Banks and Credit institutions	27,833	21,590	23,610
Debt instruments	61,112	71,108	74,260
Other financial liabilities	21,167	27,913	29,000
Other liabilities accounts	4,310	5,221	6,975
Total Equity	16,304	17,015	17,363
Other customer funds under management	8,657	8,564	9,703
Investment funds	8,543	8,446	9,564
Assets under management	114	118	139
Revenue
Total revenue	8,707	10,016	11,386
United Kingdom | Intra-Group eliminations
Revenue
Total revenue	130	(390)	(416)
Latin America
(Condensed) income statement
INTEREST INCOME / (CHARGES)	15,944	13,345	13,752
Income from equity instruments	44	78	57
Income from companies accounted for using the equity method	369	309	285
Net fee and commission income (expense)	5,490	4,581	4,452
Other income	1,012	806	517
Other operating income (expenses)	(386)	(355)	(308)
Total income	22,473	18,764	18,755
Administrative expenses and depreciation	(8,694)	(7,692)	(7,906)
Provisions or reversal of provisions	(1,145)	(800)	(831)
Impairment losses on financial assets	(5,014)	(4,912)	(5,108)
Impairment losses on other assets	(112)	(42)	20
Other income and charges	(31)	59	78
Operating profit / (loss) before tax	7,477	5,377	5,008
Income tax	(2,380)	(1,363)	(1,219)
Profit from continuing operations	5,097	4,014	3,789
CONSOLIDATED PROFIT FOR THE YEAR	5,097	4,014	3,789
Profit attributable to non-controlling interests	813	628	596
PROFIT ATTRIBUTABLE TO THE PARENT	4,284	3,386	3,193
Revenue
Total revenue	37,623	36,972	32,927
Latin America | Operating segment
(Condensed) balance sheet
TOTAL ASSETS	290,818	320,768	267,885
Loans and advances to customers	146,133	152,187	133,139
Cash, Cash balances at Central Banks and other deposits on demand, Central Banks and Credit institutions	55,935	67,400	51,275
Debt instruments	57,364	63,314	50,085
Other financial Assets	14,226	18,696	15,489
Other asset accounts	17,160	19,171	17,897
TOTAL LIABILITIES	262,267	291,454	243,911
Customer deposits	141,543	143,747	122,413
Central Banks and Credit institutions	39,212	47,585	42,395
Debt instruments	34,434	47,436	39,526
Other financial liabilities	36,084	41,395	30,417
Other liabilities accounts	10,994	11,291	9,160
Total Equity	28,551	29,314	23,974
Other customer funds under management	80,732	81,034	59,065
Investment funds	74,435	74,554	54,426
Assets under management	6,297	6,480	4,639
Revenue
Total revenue	37,853	37,026	32,151
Latin America | Intra-Group eliminations
Revenue
Total revenue	(230)	(54)	776
United States
(Condensed) income statement
INTEREST INCOME / (CHARGES)	5,569	5,917	6,116
Income from equity instruments	20	30	48
Income from companies accounted for using the equity method	(11)	2	3
Net fee and commission income (expense)	971	1,102	1,086
Other income	(29)	22	231
Other operating income (expenses)	401	460	316
Total income	6,921	7,533	7,800
Administrative expenses and depreciation	(3,274)	(3,197)	(3,025)
Provisions or reversal of provisions	(174)	(72)	(164)
Impairment losses on financial assets	(2,878)	(3,187)	(3,103)
Impairment losses on other assets	(27)	(35)
Other income and charges	16	(6)	16
Operating profit / (loss) before tax	584	1,036	1,524
Income tax	116	(355)	(517)
Profit from continuing operations	700	681	1,007
CONSOLIDATED PROFIT FOR THE YEAR	700	681	1,007
Profit attributable to non-controlling interests	368	286	329
PROFIT ATTRIBUTABLE TO THE PARENT	332	395	678
Revenue
Total revenue	8,663	9,322	9,364
United States | Operating segment
(Condensed) balance sheet
TOTAL ASSETS	114,388	137,391	130,584
Loans and advances to customers	71,963	85,389	84,190
Cash, Cash balances at Central Banks and other deposits on demand, Central Banks and Credit institutions	13,300	16,970	11,527
Debt instruments	13,843	17,940	19,693
Other financial Assets	3,368	3,566	3,187
Other asset accounts	11,914	13,526	11,987
TOTAL LIABILITIES	99,189	120,741	117,427
Customer deposits	51,189	64,460	60,115
Central Banks and Credit institutions	15,884	22,264	26,170
Debt instruments	26,176	26,340	23,905
Other financial liabilities	2,503	2,907	2,772
Other liabilities accounts	3,437	4,770	4,465
Total Equity	15,199	16,650	13,157
Other customer funds under management	2,871	3,828	7,540
Investment funds	452	701	645
Assets under management	2,419	3,127	6,895
Revenue
Total revenue	8,849	9,603	9,521
United States | Intra-Group eliminations
Revenue
Total revenue	(186)	(281)	(157)
Corporate center
(Condensed) income statement
INTEREST INCOME / (CHARGES)	(851)	(739)	(4)
Income from equity instruments	45	32	72
Income from companies accounted for using the equity method	(64)	(51)	(43)
Net fee and commission income (expense)	(38)	(31)	(13)
Other income	(226)	136	150
Other operating income (expenses)	(84)	(34)	(33)
Total income	(1,218)	(687)	129
Administrative expenses and depreciation	(475)	(464)	(697)
Provisions or reversal of provisions	(320)	(916)	(1,408)
Impairment losses on financial assets	(51)	(86)	(251)
Impairment losses on other assets	(895)	37	(931)
Other income and charges	435	7	243
Operating profit / (loss) before tax	(2,524)	(2,109)	(2,915)
Income tax	199	255	966
Profit from continuing operations	(2,325)	(1,854)	(1,949)
CONSOLIDATED PROFIT FOR THE YEAR	(2,325)	(1,854)	(1,949)
Profit attributable to non-controlling interests	(1)	2	145
PROFIT ATTRIBUTABLE TO THE PARENT	(2,326)	(1,856)	(2,094)
Revenue
Total revenue	18	1,672	982
Corporate center | Operating segment
(Condensed) balance sheet
TOTAL ASSETS	133,353	132,154	148,134
Loans and advances to customers	5,326	4,429	3,594
Cash, Cash balances at Central Banks and other deposits on demand, Central Banks and Credit institutions	400	2,640	17,536
Debt instruments	1,768	1,374	4,379
Other financial Assets	2,117	2,803	2,200
Other asset accounts	123,742	120,908	120,425
TOTAL LIABILITIES	46,501	47,387	62,558
Customer deposits	222	857	5,205
Central Banks and Credit institutions	1,533	552	1,490
Debt instruments	35,030	30,921	37,366
Other financial liabilities	1,625	2,633	2,668
Other liabilities accounts	8,091	12,424	15,829
Total Equity	86,852	84,767	85,576
Revenue
Total revenue	4,036	6,179	7,625
Corporate center | Intra-Group eliminations
Revenue
Total revenue	€ (4,018)	€ (4,507)	€ (6,643)